Warrants Liability - Schedule of Fair Value of the Warrants (Details) - USD ($)				6 Months Ended
	Oct. 06, 2025	Feb. 07, 2025	Feb. 27, 2024	Dec. 31, 2025
PIPE Warrants issued [Member]
Schedule of Fair Value of the Warrants [Line Items]
Number warrants issued (in Shares)		4,910,000		1,595,000
Dividend yield		0.00%		0.00%
Expected volatility		80.00%		90.00%
Risk-free interest rate		4.325%		3.559%
Expected life of warrants		4		3.1
Exercise price (in Dollars per share)		$ 7		$ 7
Issue date share price (in Dollars)		$ 1.9		$ 6.94
PIPE Warrants issued [Member]
Schedule of Fair Value of the Warrants [Line Items]
Number warrants issued (in Shares)	10,000,000			10,000,000
Dividend yield	0.00%			0.00%
Expected volatility	87.50%			90.00%
Risk-free interest rate	3.81%			3.81%
Expected life of warrants	6			5.76
Exercise price (in Dollars per share)	$ 7			$ 7
Issue date share price (in Dollars)	$ 7.98			$ 6.94
Warrants issued [Member]
Schedule of Fair Value of the Warrants [Line Items]
Number warrants issued (in Shares)			1,814,797	1,814,797
Dividend yield			0.00%	0.00%
Expected volatility			75.00%	90.00%
Risk-free interest rate			4.50%	3.478%
Expected life of warrants			3	1.16
Exercise price (in Dollars per share)			$ 10.71	$ 5
Issue date share price (in Dollars)			$ 10.2	$ 6.94
Additional warrants issued [Member]
Schedule of Fair Value of the Warrants [Line Items]
Number warrants issued (in Shares)				1,000,000
Dividend yield				0.00%
Expected volatility				75.00%
Risk-free interest rate				4.30%
Expected life of warrants				5
Exercise price (in Dollars per share)				$ 11.45
Issue date share price (in Dollars)				$ 11.3